Distribution Date:	10/19/26	Wells Fargo Commercial Mortgage Trust 2016-L25
Determination Date:	10/13/26
Next Distribution Date:	11/18/26
Record Date:	09/30/26	Commercial Mortgage Pass-Through Certificates
Series 2016-LC25

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Bond / Collateral Reconciliation - Balances	7	Co-op Master Servicer	National Cooperative Bank, N.A.
Current Mortgage Loan and Property Stratification	8-12		Tom Klump	(703) 302-8080	tklump@ncb.coop
Mortgage Loan Detail (Part 1)	13-14		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Mortgage Loan Detail (Part 2)	15-16	Co-op Special Servicer	National Cooperative Bank, N.A.
Principal Prepayment Detail	17		Tom Klump	(703) 302-8080	tklump@ncb.coop
Historical Detail	18		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Delinquency Loan Detail	19	Special Servicer	LNR Partners, LLC
			Heather Bennett and Arne Shulkin		hbennett@starwood.com; ashulkin@lnrpartners.com;
Collateral Stratification and Historical Detail	20				lnr.cmbs.notices@lnrproperty.com
Specially Serviced Loan Detail - Part 1	21		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Specially Serviced Loan Detail - Part 2	22	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Modified Loan Detail	23		Attention: Transaction Manager		notices@pentalphasurveillance.com
Historical Liquidated Loan Detail	24		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Historical Bond / Collateral Loss Reconciliation Detail	25	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Interest Shortfall Detail - Collateral Level	26		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Supplemental Notes	27				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
		Trustee	Wilmington Trust, National Association
			Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
		Directing Certificateholder	World Class Capital Group, LLC
			-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	95000JAS7	1.795000%	43,663,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	95000JAT5	2.983000%	75,129,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	95000JAU2	3.374000%	235,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	95000JAV0	3.640000%	253,530,000.00	113,364,140.37	70,401,173.25	343,871.23	0.00	0.00	70,745,044.48	42,962,967.12	86.82%	30.00%
A-SB	95000JAW8	3.486000%	61,153,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	95000JAX6	3.886509%	71,623,000.00	71,623,000.00	0.00	231,969.50	0.00	0.00	231,969.50	71,623,000.00	64.85%	22.50%
B	95000JBA5	4.355509%	42,973,000.00	42,973,000.00	0.00	155,974.39	0.00	0.00	155,974.39	42,973,000.00	51.67%	18.00%
C	95000JBB3	4.355509%	42,974,000.00	42,974,000.00	0.00	155,978.02	0.00	0.00	155,978.02	42,974,000.00	38.49%	13.50%
D	95000JAC2	3.055509%	52,523,000.00	52,523,000.00	0.00	133,737.06	0.00	0.00	133,737.06	52,523,000.00	22.38%	8.00%
E	95000JAE8	4.355509%	10,982,000.00	10,982,000.00	0.00	39,860.16	0.00	0.00	39,860.16	10,982,000.00	19.01%	6.85%
F	95000JAG3	4.355509%	16,712,000.00	16,712,000.00	0.00	60,657.72	0.00	0.00	60,657.72	16,712,000.00	13.88%	5.10%
G	95000JAJ7	4.355509%	18,144,000.00	18,144,000.00	0.00	65,855.29	0.00	0.00	65,855.29	18,144,000.00	8.32%	3.20%
H*	95000JAL2	4.355509%	30,559,554.00	27,118,086.16	0.00	233,211.87	0.00	0.00	233,211.87	27,118,086.16	0.00%	0.00%
V	95000JAN8	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	95000JAQ1	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			954,965,554.02	396,413,226.53	70,401,173.25	1,421,115.24	0.00	0.00	71,822,288.49	326,012,053.28

X-A	95000JAY4	0.715509%	668,475,000.00	113,364,140.37	0.00	67,594.18	0.00	0.00	67,594.18	42,962,967.12
X-B	95000JAZ1	0.213183%	157,570,000.00	157,570,000.00	0.00	27,992.66	0.00	0.00	27,992.66	157,570,000.00
X-D	95000JAA6	1.300000%	52,523,000.00	52,523,000.00	0.00	56,899.92	0.00	0.00	56,899.92	52,523,000.00
Notional SubTotal			878,568,000.00	323,457,140.37	0.00	152,486.76	0.00	0.00	152,486.76	253,055,967.12

Deal Distribution Total					70,401,173.25	1,573,602.00	0.00	0.00	71,974,775.25

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95000JAS7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	95000JAT5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	95000JAU2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	95000JAV0	447.14290368	277.68379778	1.35633349	0.00000000	0.00000000	0.00000000	0.00000000	279.04013127	169.45910590
A-SB	95000JAW8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	95000JAX6	1,000.00000000	0.00000000	3.23875710	0.00000000	0.00000000	0.00000000	0.00000000	3.23875710	1,000.00000000
B	95000JBA5	1,000.00000000	0.00000000	3.62959044	0.00000000	0.00000000	0.00000000	0.00000000	3.62959044	1,000.00000000
C	95000JBB3	1,000.00000000	0.00000000	3.62959045	0.00000000	0.00000000	0.00000000	0.00000000	3.62959045	1,000.00000000
D	95000JAC2	1,000.00000000	0.00000000	2.54625707	0.00000000	0.00000000	0.00000000	0.00000000	2.54625707	1,000.00000000
E	95000JAE8	1,000.00000000	0.00000000	3.62959024	0.00000000	0.00000000	0.00000000	0.00000000	3.62959024	1,000.00000000
F	95000JAG3	1,000.00000000	0.00000000	3.62959071	0.00000000	0.00000000	0.00000000	0.00000000	3.62959071	1,000.00000000
G	95000JAJ7	1,000.00000000	0.00000000	3.62959050	0.00000000	0.00000000	0.00000000	0.00000000	3.62959050	1,000.00000000
H	95000JAL2	887.38488003	0.00000000	7.63138984	(4.41054604)	49.91118784	0.00000000	0.00000000	7.63138984	887.38488003
V	95000JAN8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	95000JAQ1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95000JAY4	169.58620797	0.00000000	0.10111699	0.00000000	0.00000000	0.00000000	0.00000000	0.10111699	64.27011798
X-B	95000JAZ1	1,000.00000000	0.00000000	0.17765222	0.00000000	0.00000000	0.00000000	0.00000000	0.17765222	1,000.00000000
X-D	95000JAA6	1,000.00000000	0.00000000	1.08333340	0.00000000	0.00000000	0.00000000	0.00000000	1.08333340	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	09/01/26 - 09/30/26	30	0.00	343,871.23	0.00	343,871.23	0.00	0.00	0.00	343,871.23	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	09/01/26 - 09/30/26	30	0.00	67,594.18	0.00	67,594.18	0.00	0.00	0.00	67,594.18	0.00
X-B	09/01/26 - 09/30/26	30	0.00	27,992.66	0.00	27,992.66	0.00	0.00	0.00	27,992.66	0.00
X-D	09/01/26 - 09/30/26	30	0.00	56,899.92	0.00	56,899.92	0.00	0.00	0.00	56,899.92	0.00
A-S	09/01/26 - 09/30/26	30	0.00	231,969.50	0.00	231,969.50	0.00	0.00	0.00	231,969.50	0.00
B	09/01/26 - 09/30/26	30	0.00	155,974.39	0.00	155,974.39	0.00	0.00	0.00	155,974.39	0.00
C	09/01/26 - 09/30/26	30	0.00	155,978.02	0.00	155,978.02	0.00	0.00	0.00	155,978.02	0.00
D	09/01/26 - 09/30/26	30	0.00	133,737.06	0.00	133,737.06	0.00	0.00	0.00	133,737.06	0.00
E	09/01/26 - 09/30/26	30	0.00	39,860.16	0.00	39,860.16	0.00	0.00	0.00	39,860.16	0.00
F	09/01/26 - 09/30/26	30	0.00	60,657.72	0.00	60,657.72	0.00	0.00	0.00	60,657.72	0.00
G	09/01/26 - 09/30/26	30	0.00	65,855.29	0.00	65,855.29	0.00	0.00	0.00	65,855.29	0.00
H	09/01/26 - 09/30/26	30	1,654,044.46	98,427.55	0.00	98,427.55	(134,784.32)	0.00	0.00	233,211.87	1,525,263.64
Totals			1,654,044.46	1,438,817.68	0.00	1,438,817.68	(134,784.32)	0.00	0.00	1,573,602.00	1,525,263.64

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	71,974,775.25
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,440,149.38	Master Servicing Fee	5,451.61
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	1,791.17
Interest Adjustments	7,020.52	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	165.17
ARD Interest	0.00	Operating Advisor Fee	558.49
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	95.80
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	1,447,169.90	Total Fees	8,352.24

Principal		Expenses/Reimbursements
Scheduled Principal	56,757,470.44	Reimbursement for Interest on Advances	402.11
Unscheduled Principal Collections		ASER Amount	(107,879.36)
Principal Prepayments	13,643,702.81	Special Servicing Fees (Monthly)	2,491.43
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	(29,798.50)
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	70,401,173.25	Total Expenses/Reimbursements	(134,784.32)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,573,602.00
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	70,401,173.25
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	71,974,775.25
Total Funds Collected	71,848,343.15	Total Funds Distributed	71,848,343.17

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	396,413,226.53	396,413,226.53	Beginning Certificate Balance	396,413,226.53
(-) Scheduled Principal Collections	56,757,470.44	56,757,470.44	(-) Principal Distributions	70,401,173.25
(-) Unscheduled Principal Collections	13,643,702.81	13,643,702.81	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	326,012,053.28	326,012,053.28	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	397,159,129.47	397,159,129.47	Ending Certificate Balance	326,012,053.28
Ending Actual Collateral Balance	326,840,419.46	326,840,419.46

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.36%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
1,000,000 or less	1	960,000.00	0.29%	1	5.2900	1.602600	1.20 or less	9	94,667,312.09	29.04%	1	4.2483	0.619831
1,000,001 to 2,000,000	2	2,533,727.18	0.78%	1	3.5168	0.811505	1.21 to 1.30	3	35,336,884.88	10.84%	1	4.6917	1.284386
2,000,001 to 3,000,000	3	7,898,961.53	2.42%	1	4.0657	0.670737	1.31 to 1.40	2	8,432,055.23	2.59%	1	3.9674	1.324425
3,000,001 to 4,000,000	3	11,042,707.08	3.39%	0	4.6032	1.287063	1.41 to 1.50	3	44,756,432.18	13.73%	1	4.6354	1.430168
4,000,001 to 5,000,000	3	13,674,029.08	4.19%	1	4.0156	1.554262	1.51 to 1.75	7	73,179,000.31	22.45%	1	4.5235	1.601602
5,000,001 to 6,000,000	1	5,916,123.36	1.81%	1	3.7400	1.040000	1.76 to 2.00	2	17,732,308.42	5.44%	1	4.6152	1.819048
6,000,001 to 7,000,000	3	18,919,942.50	5.80%	1	4.5731	1.226003	2.01 to 3.00	7	51,908,060.17	15.92%	1	4.0663	2.244458
7,000,001 to 8,000,000	1	7,027,232.51	2.16%	1	5.1100	1.635600	3.01 or greater	0	0.00	0.00%	0	0.0000	0.000000
8,000,001 to 9,000,000	1	8,697,308.42	2.67%	0	4.0700	1.845900	Totals	33	326,012,053.28	100.00%	1	4.3950	1.365611
9,000,001 to 10,000,000	4	36,726,282.31	11.27%	1	4.5195	1.779623
10,000,001 to 15,000,000	5	60,533,630.62	18.57%	1	4.7247	1.345600
15,000,001 to 20,000,000	2	33,960,110.57	10.42%	1	3.7252	1.848519
20,000,001 to 30,000,000	3	85,032,929.39	26.08%	1	4.3238	1.023888
30,000,001 or greater	1	33,089,068.73	10.15%	1	4.6800	1.429400
Totals	33	326,012,053.28	100.00%	1	4.3950	1.365611
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
Alabama	1	11,842,737.75	3.63%	1	4.5100	2.154300
							Lodging	3	23,681,976.90	7.26%	1	4.9282	0.349531
California	3	59,719,714.96	18.32%	1	4.4240	1.448736
							Mixed Use	1	17,460,110.57	5.36%	1	4.3000	1.538100
Colorado	1	6,158,373.38	1.89%	1	4.3100	2.170800
							Multi-Family	9	41,669,923.57	12.78%	1	3.9258	1.473725
Connecticut	1	29,886,102.37	9.17%	1	4.0300	0.901500
							Office	8	124,477,305.44	38.18%	1	4.3550	1.479655
Florida	2	46,935,858.19	14.40%	1	4.8511	1.466808
							Retail	12	118,722,736.80	36.42%	1	4.5093	1.385407
Georgia	1	2,476,233.09	0.76%	1	5.0600	2.358800
							Totals	33	326,012,053.28	100.00%	1	4.3950	1.365611
Illinois	1	960,000.00	0.29%	1	5.2900	1.602600
Indiana	2	7,577,280.49	2.32%	0	4.6138	1.260520
Louisiana	1	27,387,222.63	8.40%	1	4.2500	0.886800
Michigan	2	13,550,294.36	4.16%	1	4.9149	1.596137
New Jersey	1	16,500,000.00	5.06%	0	3.1170	2.177000
New York	8	37,174,207.62	11.40%	1	3.9746	1.219849
Ohio	1	9,146,647.30	2.81%	1	4.6230	2.297000
South Carolina	1	7,027,232.51	2.16%	1	5.1100	1.635600
Texas	4	23,800,217.61	7.30%	0	4.3187	1.428000
Virginia	1	9,244,635.01	2.84%	1	4.7760	1.425100
Wisconsin	2	16,625,296.01	5.10%	0	4.8518	0.014433
Totals	33	326,012,053.28	100.00%	1	4.3950	1.365611

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.000% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.001% to 3.250%	1	16,500,000.00	5.06%	0	3.1170	2.177000	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.251% to 3.500%	2	3,822,728.44	1.17%	1	3.4900	1.866516	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 3.750%	5	24,316,479.18	7.46%	1	3.6177	0.905155	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	0	0.00	0.00%	0	0.0000	0.000000	49 months or greater	33	326,012,053.28	100.00%	1	4.3950	1.365611
	4.001% to 4.250%	5	84,793,965.21	26.01%	1	4.1024	1.115686	Totals	33	326,012,053.28	100.00%	1	4.3950	1.365611
	4.251% to 4.500%	2	23,618,483.95	7.24%	1	4.3026	1.703073
	4.501% to 4.750%	10	110,026,403.02	33.75%	1	4.6551	1.499184
	4.751% to 5.000%	2	19,503,870.65	5.98%	0	4.8654	0.347252
	5.001% to 5.250%	4	28,623,333.37	8.78%	1	5.0870	1.764400
	5.251% to 5.500%	2	14,806,789.46	4.54%	1	5.2619	1.559208
	5.501% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	33	326,012,053.28	100.00%	1	4.3950	1.365611
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	33	326,012,053.28	100.00%	1	4.3950	1.365611	Interest Only	7	54,695,000.00	16.78%	1	3.8461	1.681679
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	240 months or less	12	57,798,498.07	17.73%	1	4.4777	0.975010
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	241 months to 300 months	14	213,518,555.21	65.49%	1	4.5132	1.390381
	Totals	33	326,012,053.28	100.00%	1	4.3950	1.365611	301 months to 360 months	0	0.00	0.00%	0	0.0000	0.000000
								361 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	33	326,012,053.28	100.00%	1	4.3950	1.365611
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	29	314,746,463.11	96.54%	1	4.4143	1.352592			No outstanding loans in this group
	13 to 24 months	3	8,789,357.08	2.70%	1	3.5183	1.552044
	25 months or greater	1	2,476,233.09	0.76%	1	5.0600	2.358800
	Totals	33	326,012,053.28	100.00%	1	4.3950	1.365611
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
5	300571623	OF	West Palm Beach	FL	Actual/360	4.680%	129,269.70	57,007.40	0.00	N/A	11/06/26	--	33,146,076.13	33,089,068.73	10/06/26
6	28000978	RT	Moreno Valley	CA	Actual/360	4.713%	109,239.41	54,377.72	0.00	N/A	11/06/26	--	27,813,982.11	27,759,604.39	10/06/26
7	310934969	RT	Glastonbury	CT	Actual/360	4.030%	100,367.49	0.00	0.00	N/A	11/01/26	--	29,886,102.37	29,886,102.37	10/01/26
8	310936261	OF	Metairie	LA	Actual/360	4.250%	97,174.94	50,407.03	0.00	N/A	11/11/26	--	27,437,629.66	27,387,222.63	10/11/26
9	28000956	LO	Brooklyn	NY	Actual/360	4.560%	87,949.34	23,144,563.03	0.00	N/A	10/06/26	--	23,144,563.03	0.00	10/06/26
10	310937719	RT	Gurnee	IL	Actual/360	3.990%	84,919.10	23,428,143.70	0.00	N/A	10/01/26	--	23,428,143.70	0.00	10/01/26
14	600933684	MU	Huntington Beach	CA	Actual/360	4.300%	62,695.40	36,278.89	0.00	N/A	11/11/26	--	17,496,389.46	17,460,110.57	10/11/26
16	310938436	OF	Jersey City	NJ	Actual/360	3.117%	42,858.75	0.00	0.00	N/A	10/11/26	--	16,500,000.00	16,500,000.00	09/11/26
17	300571617	OF	Jacksonville	FL	Actual/360	5.260%	60,822.26	29,011.52	0.00	N/A	11/06/26	--	13,875,800.98	13,846,789.46	10/06/26
21	610936585	OF	Los Angeles	CA	Actual/360	4.020%	48,575.00	0.00	0.00	N/A	11/11/26	--	14,500,000.00	14,500,000.00	10/11/26
26	28000943	LO	Milwaukee	WI	Actual/360	4.946%	42,439.75	37,509.38	0.00	N/A	10/06/26	--	10,296,745.02	10,259,235.64	12/06/24
27	600933866	RT	Decatur	AL	Actual/360	4.510%	44,598.72	23,884.03	0.00	N/A	11/11/26	--	11,866,621.78	11,842,737.75	10/11/26
29	300571621	RT	Brownstown Township MI		Actual/360	5.030%	42,357.33	20,261.50	0.00	N/A	11/06/26	--	10,105,129.27	10,084,867.77	10/06/26
32	28000975	OF	Herndon	VA	Actual/360	4.776%	36,875.94	20,677.78	0.00	N/A	11/06/26	--	9,265,312.79	9,244,635.01	10/06/26
34	28000965	MF	Avon Lake	OH	Actual/360	4.623%	35,307.38	18,150.68	0.00	N/A	11/06/26	--	9,164,797.98	9,146,647.30	10/06/26
35	410936779	RT	Amarillo	TX	Actual/360	4.070%	29,558.07	17,600.91	0.00	N/A	10/11/26	--	8,714,909.33	8,697,308.42	09/11/26
38	470101680	MF	Brooklyn	NY	Actual/360	3.560%	27,590.00	0.00	0.00	N/A	11/01/26	--	9,300,000.00	9,300,000.00	10/01/26
40	28000976	RT	Rotterdam	NY	Actual/360	5.140%	38,699.92	0.00	0.00	11/06/26	11/06/27	--	9,035,000.00	9,035,000.00	10/06/26
41	300571619	LO	Hartsville	SC	Actual/360	5.110%	29,993.32	16,209.65	0.00	N/A	11/06/26	--	7,043,442.16	7,027,232.51	10/06/26
43	310937109	LO	Woodway	TX	Actual/360	4.700%	25,109.98	15,551.22	0.00	N/A	11/11/26	--	6,411,059.97	6,395,508.75	10/11/26
44	28000969	OF	Aurora	CO	Actual/360	4.310%	22,175.31	15,727.29	0.00	N/A	11/06/26	--	6,174,100.67	6,158,373.38	10/06/26
45	470100740	MF	New York	NY	Actual/360	3.740%	18,489.08	16,202.05	0.00	N/A	11/01/26	--	5,932,325.41	5,916,123.36	10/01/26
47	300571615	RT	Appleton	WI	Actual/360	4.700%	24,986.19	13,393.01	0.00	N/A	11/06/26	--	6,379,453.38	6,366,060.37	10/06/26
49	470101900	MF	Ossining	NY	Actual/360	3.540%	14,711.98	20,482.02	0.00	N/A	11/01/26	--	4,987,110.66	4,966,628.64	10/01/26
50	470102130	MF	Brooklyn	NY	Actual/360	3.370%	14,242.14	5,071,386.49	0.00	N/A	11/01/26	--	5,071,386.49	0.00	10/01/26
51	600935816	RT	Glen Allen	VA	Actual/360	4.430%	19,655.96	5,324,414.86	0.00	N/A	10/11/26	--	5,324,414.86	0.00	10/11/26
53	300571611	MF	Houston	TX	Actual/360	4.560%	16,697.81	10,090.66	0.00	N/A	11/06/26	--	4,394,159.31	4,384,068.65	10/06/26
55	300571598	LO	Richmond Hill	GA	Actual/360	4.780%	17,108.30	4,294,969.90	0.00	N/A	10/06/26	--	4,294,969.90	0.00	10/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
57	470102170	MF	Jamaica	NY	Actual/360	3.570%	11,926.53	4,008,916.09	0.00	N/A	11/01/26	--	4,008,916.09	0.00	09/01/26
59	410936784	RT	Amarillo	TX	Actual/360	4.010%	14,476.63	8,825.48	0.00	N/A	10/11/26	--	4,332,157.27	4,323,331.79	09/11/26
60	28000950	RT	Crawfordsville	IN	Actual/360	4.539%	14,508.21	9,549.92	0.00	N/A	10/06/26	--	3,835,614.18	3,826,064.26	09/06/26
62	300571614	OF	Schererville	IN	Actual/360	4.690%	14,696.70	9,133.00	0.00	N/A	11/06/26	--	3,760,349.23	3,751,216.23	10/06/26
63	410936683	RT	Macomb Township	MI	Actual/360	4.580%	13,259.22	8,605.26	0.00	N/A	10/11/26	--	3,474,031.85	3,465,426.59	09/11/26
67	470101780	MF	Forest Hills	NY	Actual/360	3.490%	7,065.99	6,837.10	0.00	N/A	11/01/26	--	2,429,565.54	2,422,728.44	10/01/26
68	470101190	MF	New York	NY	Actual/360	3.710%	9,275.00	0.00	0.00	N/A	11/01/26	--	3,000,000.00	3,000,000.00	10/01/26
69	300571625	RT	Hiram	GA	Actual/360	5.060%	10,465.69	5,749.15	0.00	N/A	11/06/26	--	2,481,982.24	2,476,233.09	09/06/26
71	300571609	RT	Knoxville	TN	Actual/360	4.760%	6,825.20	1,720,639.83	0.00	N/A	11/06/26	--	1,720,639.83	0.00	10/06/26
72	470102090	MF	New York	NY	Actual/360	3.470%	4,529.20	1,566,293.56	0.00	N/A	11/01/26	--	1,566,293.56	0.00	09/01/26
73	470101970	MF	Forest Hills	NY	Actual/360	3.550%	3,376.70	7,691.41	0.00	N/A	11/01/26	--	1,141,418.59	1,133,727.18	10/01/26
74	470101840	MF	New York	NY	Actual/360	3.650%	3,992.59	1,312,631.73	0.00	N/A	11/01/26	--	1,312,631.73	0.00	09/01/26
75	470101860	MF	New York	NY	Actual/360	3.490%	4,071.67	0.00	0.00	N/A	11/01/26	--	1,400,000.00	1,400,000.00	10/01/26
77	28000977	RT	Decatur	IL	Actual/360	5.290%	4,232.00	0.00	0.00	11/06/26	11/06/31	--	960,000.00	960,000.00	10/06/26
Totals							1,447,169.90	70,401,173.25	0.00				396,413,226.53	326,012,053.28
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
5	3,371,486.60	2,722,274.16	01/01/26	09/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6	2,721,276.11	1,384,036.99	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7	1,167,951.50	607,769.13	01/01/26	06/30/26	--	0.00	452,107.08	0.00	0.00	0.00	0.00
8	2,355,479.10	1,073,924.31	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9	4,638,864.58	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	22,225,254.52	11,799,598.20	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,800,405.00	1,830,612.00	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
16	20,393,956.47	10,103,309.78	01/01/26	06/30/26	--	0.00	0.00	42,790.00	42,790.00	0.00	0.00
17	1,671,623.77	918,212.29	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,106,121.10	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	253,973.00	20,642.00	07/01/25	06/30/26	09/11/26	7,171,833.95	312,225.10	50,299.23	1,445,664.21	250,049.39	0.00
27	1,709,235.68	939,752.69	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,114,106.43	336,617.49	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,223,243.28	561,103.04	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,455,440.55	746,892.03	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
35	811,905.69	591,628.47	01/01/26	06/30/26	--	0.00	0.00	47,122.67	47,122.67	0.00	0.00
38	613,973.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	911,800.00	455,900.00	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
41	534,099.79	1,032,470.05	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
43	394,077.67	358,724.07	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
44	1,028,454.24	541,415.68	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
45	434,005.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	533,084.51	316,033.70	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
49	555,924.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	515,623.29	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
51	870,550.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
53	976,632.97	433,631.18	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
55	588,332.23	545,758.84	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
57	546,794.89	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
59	234,676.64	74,614.95	01/01/26	03/31/26	--	0.00	0.00	23,284.06	23,284.06	0.00	0.00
60	0.00	181,875.00	01/01/26	06/30/26	--	0.00	0.00	24,042.15	24,042.15	0.00	0.00
62	458,461.53	216,460.71	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
63	354,420.00	177,210.00	01/01/26	06/30/26	--	0.00	0.00	21,850.00	21,850.00	0.00	0.00
67	243,932.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
68	(153,997.00)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
69	0.00	385,068.33	01/01/24	09/30/24	--	0.00	0.00	16,204.50	16,204.50	0.00	0.00
71	252,517.00	128,191.92	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
72	83,011.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
73	(180,786.00)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
74	83,999.69	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
75	127,414.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
77	83,645.04	41,822.52	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	78,110,968.87	38,525,549.53				7,171,833.95	764,332.18	225,592.61	1,620,957.59	250,049.39	0.00

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		Principal Prepayment Detail

			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
50	470102130	5,056,910.36	Payoff Prior to Maturity	0.00	0.00
57	470102170	3,997,741.60	Payoff Prior to Maturity	0.00	0.00
71	300571609	1,716,497.77	Payoff Prior to Maturity	0.00	0.00
72	470102090	1,561,875.33	Payoff Prior to Maturity	0.00	0.00
74	470101840	1,310,677.75	Payoff Prior to Maturity	0.00	0.00
Totals		13,643,702.81		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/19/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5	13,643,702.81	4.395002%	4.360046%	1
09/17/26	0	0.00	0	0.00	1	10,296,745.02	0	0.00	0	0.00	0	0.00	0	0.00	5	59,781,795.38	4.359540%	4.327763%	2
08/17/26	0	0.00	0	0.00	1	10,332,686.66	0	0.00	0	0.00	0	0.00	0	0.00	4	45,502,142.84	4.378673%	4.348529%	3
07/17/26	0	0.00	0	0.00	1	10,368,475.88	0	0.00	0	0.00	0	0.00	0	0.00	1	9,298,790.92	4.420497%	4.393683%	3
06/17/26	0	0.00	0	0.00	1	10,405,536.86	0	0.00	0	0.00	0	0.00	0	0.00	2	21,371,788.37	4.436938%	4.410303%	4
05/15/26	0	0.00	0	0.00	1	10,441,017.12	0	0.00	0	0.00	0	0.00	0	0.00	5	53,607,500.00	4.428984%	4.401872%	5
04/17/26	0	0.00	0	0.00	1	10,477,780.33	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.325316%	4.299385%	6
03/17/26	0	0.00	0	0.00	1	10,512,954.20	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.325677%	4.299739%	7
02/18/26	0	0.00	0	0.00	1	10,552,309.77	0	0.00	0	0.00	0	0.00	0	0.00	1	18,610,801.19	4.326106%	4.300159%	8
01/16/26	0	0.00	0	0.00	1	10,587,167.57	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.333533%	4.307487%	9
12/17/25	0	0.00	0	0.00	1	10,621,877.53	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.333875%	4.307821%	10
11/18/25	0	0.00	0	0.00	1	10,657,898.36	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.334238%	4.308176%	11
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
16	310938436	09/11/26	0	5	42,790.00	42,790.00	0.00		16,500,000.00
26	28000943	12/06/24	21	5	50,299.23	1,445,664.21	634,355.44		11,037,271.12	08/28/24	13
35	410936779	09/11/26	0	5	47,122.67	47,122.67	0.00		8,714,909.33
59	410936784	09/11/26	0	5	23,284.06	23,284.06	0.00		4,332,157.27
60	28000950	09/06/26	0	5	24,042.15	24,042.15	0.00		3,835,614.18	09/21/26	13
63	410936683	09/11/26	0	5	21,850.00	21,850.00	0.00		3,474,031.85
69	300571625	09/06/26	0	B	16,204.50	16,204.50	0.00		2,481,982.24
Totals					225,592.61	1,620,957.59	634,355.44		50,375,965.99
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		47,071,367	0	47,071,367		0
0 - 6 Months		268,945,687	268,945,687	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		9,035,000	9,035,000	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		960,000	960,000	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-26	326,012,053	315,752,818	0	0	10,259,236	0
Sep-26	396,413,227	386,116,482	0	0	10,296,745	0
Aug-26	490,386,552	480,053,865	0	0	10,332,687	0
Jul-26	632,848,503	614,444,133	0	0	18,404,370	0
Jun-26	643,414,564	633,009,027	0	0	10,405,537	0
May-26	669,918,722	659,477,705	0	0	10,441,017	0
Apr-26	724,837,672	714,359,891	0	0	10,477,780	0
Mar-26	726,073,494	715,560,540	0	0	10,512,954	0
Feb-26	727,517,079	716,964,769	0	0	10,552,310	0
Jan-26	747,381,924	736,794,756	0	0	10,587,168	0
Dec-25	748,631,086	738,009,208	0	0	10,621,878	0
Nov-25	749,949,095	739,291,197	0	0	10,657,898	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
26	28000943	10,259,235.64	11,037,271.12	5,600,000.00	07/07/26	(598,728.00)	(0.62400)	06/30/26	10/06/26	179
60	28000950	3,826,064.26	3,835,614.18	6,400,000.00	09/07/16	180,805.50	1.25250	06/30/26	10/06/26	239
Totals		14,085,299.90	14,872,885.30	12,000,000.00		(417,922.50)

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
26	28000943	LO	WI	08/28/24	13
Collections in process - See Watchlist Comments

60	28000950	RT	IN	09/21/26	13
Imminent Default due to Borrower's inability to pay the loan in full at maturity date (10-6-26).

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
3	300571604	39,432,591.32	4.92000%	39,350,280.51	4.92000%	10	08/17/20	04/02/20	09/11/20
7	310934969	0.00	4.03000%	0.00	4.03000%	9	10/21/22	10/21/22	--
7	310934969	0.00	4.03000%	0.00	4.03000%	9	10/21/21	10/21/22	--
9	28000956	0.00	4.56000%	0.00	4.56000%	10	11/11/20	03/19/20	12/11/20
41	300571619	8,018,283.07	5.11000%	8,018,283.07	5.11000%	10	09/04/20	05/08/20	10/13/20
43	310937109	0.00	4.70000%	0.00	4.70000%	10	09/22/20	08/11/20	11/12/20
54	300571618	0.00	5.24000%	0.00	5.24000%	8	07/23/21	06/06/20	--
54	300571618	0.00	5.24000%	0.00	5.24000%	8	06/06/20	06/06/20	--
Totals		47,450,874.39		47,368,563.58
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
19	28000923 10/17/18	14,584,122.35	33,900,000.00	17,778,189.31	696,928.65	17,778,189.31	17,081,260.66	0.00	0.00	0.00	0.00	0.00%
42	300571612 04/17/23	7,495,492.51	7,400,000.00	7,185,722.47	2,870,552.72	7,185,722.47	4,315,169.75	3,180,322.76	0.00	(261,145.26)	3,441,468.02	41.21%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		22,079,614.86	41,300,000.00	24,963,911.78	3,567,481.37	24,963,911.78	21,396,430.41	3,180,322.76	0.00	(261,145.26)	3,441,468.02

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
19	28000923	10/17/18	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
42	300571612	06/17/26	0.00	0.00	3,441,468.02	0.00	0.00	11,736.36	0.00	0.00	3,441,468.02
		03/17/26	0.00	0.00	3,429,731.66	0.00	0.00	8,033.60	0.00	0.00
		01/17/25	0.00	0.00	3,421,698.06	0.00	0.00	2,218.92	0.00	0.00
		10/18/24	0.00	0.00	3,419,479.14	0.00	0.00	588.50	0.00	0.00
		08/16/24	0.00	0.00	3,418,890.64	0.00	0.00	10,836.50	0.00	0.00
		06/17/24	0.00	0.00	3,408,054.14	0.00	0.00	7,564.92	0.00	0.00
		04/17/24	0.00	0.00	3,400,489.22	0.00	0.00	5,533.64	0.00	0.00
		01/18/24	0.00	0.00	3,394,955.58	0.00	0.00	3,775.92	0.00	0.00
		09/15/23	0.00	0.00	3,391,179.66	0.00	0.00	217,503.69	0.00	0.00
		08/17/23	0.00	0.00	3,173,675.97	0.00	0.00	(10,005.99)	0.00	0.00
		05/17/23	0.00	0.00	3,183,681.96	0.00	0.00	3,359.20	0.00	0.00
		04/17/23	0.00	0.00	3,180,322.76	0.00	0.00	3,180,322.76	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	3,441,468.02	0.00	0.00	3,441,468.02	0.00	0.00	3,441,468.02

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
10	0.00	0.00	0.00	0.00	(29,798.50)	(137,409.39)	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	2,145.16	0.00	0.00	29,530.03	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	354.96	0.00	0.00	0.00
60	0.00	0.00	346.27	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
69	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	47.15	0.00	0.00	0.00
Total	0.00	0.00	2,491.43	0.00	(29,798.50)	(107,879.36)	0.00	0.00	402.11	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(134,784.32)

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Supplemental Notes
None

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